Operating Lease (Details) - Schedule of maturities of lease liabilities - Lease Payment [Member]	Jun. 30, 2022 USD ($)
Operating Lease (Details) - Schedule of maturities of lease liabilities [Line Items]
2023	$ 86,977
2024	20,113
Total lease payments	107,090
Less: imputed interest	(2,723)
Present value of lease liabilities	$ 104,367